Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Total operating revenues	$ 749,381	$ 1,221,187	$ 957,322
Other operating gains (including related party gain (loss) of $5,375, $6,816 and $(1,451) for the years ended December 31, 2021, 2020 and 2019, respectively)	5,893	29,902	3,422
Operating expenses
Voyage expenses and commission	392,697	353,098	395,482
Related party contingent rental (income) expense	(3,606)	14,568	(2,607)
Ship operating expenses	175,607	183,063	157,007
Charter hire expenses	2,695	9,557	8,471
Administrative expenses (including related party amounts of $1,386, $1,569 and $1,276 for the years ended December 31, 2021, 2020 and 2019, respectively)	27,891	44,238	45,019
Depreciation	147,774	138,770	117,850
Total operating expenses	743,058	743,294	721,222
Net operating income	12,216	507,795	239,522
Other income (expenses)
Interest income	119	705	1,506
Interest expense (including related party amounts of $12,149, $10,962 and $19,564 for the years ended December 31, 2021, 2020 and 2019, respectively)	(61,435)	(72,160)	(94,461)
Gain (loss) on marketable securities	7,677	(2,491)	1,737
Share of results of associated company	(724)	(4,424)	1,681
Foreign currency exchange gain (loss)	(116)	2,035	(26)
Gain (loss) on derivatives	17,509	(18,577)	(10,069)
Other non-operating items, net	18,239	109	403
Net other expenses	(18,731)	(94,803)	(99,229)
Net income (loss) before income taxes and non-controlling interest	(6,515)	412,992	140,293
Income tax benefit (expense)	(4,633)	14	(307)
Net income (loss)	(11,148)	413,006	139,986
Net income attributable to non-controlling interest	0	(131)	(14)
Net income (loss) attributable to the Company	$ (11,148)	$ 412,875	$ 139,972
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic earnings (loss) per share attributable to the Company (in dollars per share)	$ (0.06)	$ 2.11	$ 0.81
Diluted earnings (loss) per share attributable to the Company (in dollars per share)	$ (0.06)	$ 2.09	$ 0.78
Voyage charter revenues
Operating revenues
Total operating revenues	$ 663,995	$ 1,013,068	$ 887,495
Time charter revenues
Operating revenues
Total operating revenues	71,236	185,788	35,433
Finance lease interest income
Operating revenues
Total operating revenues	0	0	690
Other income
Operating revenues
Total operating revenues	$ 14,150	$ 22,331	$ 33,704